SP FUNDS DOW JONES GLOBAL SUKUK ETF

Schedule of Investments at February 28, 2022 (Unaudited)

	Shares	Value
Corporate Sukuk - 47.1%
Airlines - 0.5%
Unity 1 Sukuk Ltd.
2.394% , 11/03/2025	200,000	$199,888

Banks - 16.2%
AHB Sukuk Co. Ltd.
4.375% , 09/19/2023	200,000	206,114
AUB Sukuk Ltd.
2.615% , 09/09/2026	200,000	196,218
Boubyan Sukuk Ltd.
2.593% , 02/18/2025	400,000	399,040
DIB Sukuk Ltd.
2.950% , 02/20/2025	400,000	403,440
2.950% , 01/16/2026	600,000	601,500
1.959% , 06/22/2026	400,000	385,960
EI Sukuk Co. Ltd.
1.827% , 09/23/2025	200,000	196,250
2.082% , 11/02/2026	200,000	196,722
FAB Sukuk Co. Ltd.
3.625% , 03/05/2023	200,000	203,665
3.875% , 01/22/2024	600,000	618,975
2.500% , 01/21/2025	200,000	202,615
1.411% , 01/14/2026	200,000	192,548
MAR Sukuk Ltd.
3.025% , 11/13/2024	200,000	203,000
2.210% , 09/02/2025	400,000	393,000
Noor Sukuk Co. Ltd.
4.471% , 04/24/2023	200,000	205,425
QIB Sukuk Ltd.
3.982% , 03/26/2024	400,000	413,740
1.665% (3 Month LIBOR USD + 1.350%), 02/07/2025 (1)	400,000	403,702
1.950% , 10/27/2025	400,000	391,139
QIIB Senior Sukuk Ltd.
4.264% , 03/05/2024	400,000	413,680
SIB Sukuk Co. III Ltd.
4.231% , 04/18/2023	200,000	204,982
2.850% , 06/23/2025	200,000	202,719
SNB Sukuk Ltd.
2.342% , 01/19/2027	200,000	197,039
Warba Sukuk Ltd.
2.982% , 09/24/2024	200,000	203,472
		7,034,945

Chemicals - 0.5%
Equate Sukuk SPC Ltd.
3.944% , 02/21/2024	200,000	205,500

Commercial Services - 3.8%
D.P. World Crescent Ltd.
3.908% , 05/31/2023	600,000	612,999
4.848% , 09/26/2028	400,000	436,365
3.875% , 07/18/2029	400,000	411,500
3.750% , 01/30/2030	200,000	203,952
		1,664,816
Diversified Financial Services - 0.9%
DAE Sukuk Difc Ltd.
3.750% , 02/15/2026	400,000	398,780

Electric - 9.8%
Saudi Electricity Global Sukuk Co. 2
3.473% , 04/08/2023	400,000	408,260
5.060% , 04/08/2043	400,000	447,126
Saudi Electricity Global Sukuk Co. 3
4.000% , 04/08/2024	600,000	622,963
5.500% , 04/08/2044	400,000	469,051
Saudi Electricity Global Sukuk Co. 4
4.222% , 01/27/2024	400,000	415,050
4.723% , 09/27/2028	400,000	448,306
Saudi Electricity Global Sukuk Co. 5
1.740% , 09/17/2025	400,000	390,090
2.413% , 09/17/2030	200,000	192,871
Tabreed Sukuk SPC Ltd.
5.500% , 10/31/2025	200,000	218,000
TNB Global Ventures Capital Bhd.
3.244% , 10/19/2026	200,000	204,610
4.851% , 11/01/2028	400,000	446,923
		4,263,250
Food - 0.5%
Almarai Sukuk Ltd.
4.311% , 03/05/2024	200,000	205,828

Investment Companies - 0.5%
Senaat Sukuk Ltd.
4.760% , 12/05/2025	200,000	217,022

Oil & Gas - 5.3%
SA Global Sukuk Ltd.
0.946% , 06/17/2024	400,000	387,738
1.602% , 06/17/2026	800,000	767,488
2.694% , 06/17/2031	1,200,000	1,164,037
		2,319,263

Real Estate - 6.7%
Aldar Sukuk Ltd.
4.750% , 09/29/2025	200,000	212,750
Aldar Sukuk No. 2 Ltd.
3.875% , 10/22/2029	200,000	205,925
DIFC Sukuk Ltd.
4.325% , 11/12/2024	400,000	420,372
Emaar Sukuk Ltd.
3.635% , 09/15/2026	400,000	406,000
3.875% , 09/17/2029	200,000	202,745
3.700% , 07/06/2031	200,000	200,583
EMG Sukuk Ltd.
4.564% , 06/18/2024	400,000	412,072
ESIC Sukuk Ltd.
3.939% , 07/30/2024	200,000	201,603
MAF Sukuk Ltd.
4.500% , 11/03/2025	200,000	209,656
4.638% , 05/14/2029	200,000	214,074
3.933% , 02/28/2030	200,000	206,402
		2,892,182
Telecommunications - 2.4%
Axiata SPV2 Bhd.
2.163% , 08/19/2030	200,000	188,462
4.357% , 03/24/2026	200,000	213,916
Saudi Telecom Co.
3.890% , 05/13/2029	600,000	632,418
		1,034,796
Total Corporate Sukuk
(Cost $20,913,155)		20,436,270

Foreign Government Sukuk - 51.0%
Multi-National - 9.6%
ICDPS Sukuk Ltd.
1.810% , 10/15/2025	200,000	199,847
IDB Trust Services Ltd.
3.389% , 09/26/2023	400,000	409,843
3.100% , 03/15/2023	400,000	406,093
2.843% , 04/25/2024	600,000	611,789
1.957% , 10/02/2024	600,000	599,602
1.809% , 02/26/2025	600,000	596,183
0.908% , 06/25/2025	600,000	576,139
Isdb Trust Services NO 2 SARL
1.262% , 03/31/2026	800,000	772,000
		4,171,496
Sovereign - 41.4%
Hong Kong Sukuk 2017 Ltd.
3.132% , 02/28/2027	400,000	419,354
KSA Sukuk Ltd.
3.628% , 04/20/2027	1,800,000	1,894,975
4.303% , 01/19/2029	1,200,000	1,320,525
2.969% , 10/29/2029	1,000,000	1,017,178
2.250% , 05/17/2031	800,000	772,828
Malaysia Sovereign Sukuk Bhd.
3.043% , 04/22/2025	400,000	411,536
4.236% , 04/22/2045	100,000	116,841
Malaysia Sukuk Global Bhd.
3.179% , 04/27/2026	400,000	418,436
4.080% , 04/27/2046	200,000	230,868
Malaysia Wakala Sukuk Bhd
2.070% , 04/28/2031	400,000	387,061
3.075% , 04/28/2051	200,000	190,644
Perusahaan Penerbit SBSN Indonesia III
3.750% , 03/01/2023	500,000	509,738
3.900% , 08/20/2024	400,000	416,770
4.350% , 09/10/2024	600,000	630,198
4.325% , 05/28/2025	900,000	947,646
2.300% , 06/23/2025	400,000	395,716
4.550% , 03/29/2026	600,000	642,516
1.500% , 06/09/2026	400,000	380,500
4.150% , 03/29/2027	800,000	848,232
4.400% , 03/01/2028	800,000	864,984
4.450% , 02/20/2029	500,000	546,685
2.800% , 06/23/2030	400,000	394,132
2.550% , 06/09/2031	400,000	385,184
3.800% , 06/23/2050	400,000	379,500
3.550% , 06/09/2051	400,000	368,172
RAK Capital
3.094% , 03/31/2025	400,000	406,395

Sharjah Sukuk Ltd.
3.764% , 09/17/2024	400,000	414,916
Sharjah Sukuk Program Ltd.
3.854% , 04/03/2026	400,000	415,309
2.942% , 06/10/2027	400,000	396,696
4.226% , 03/14/2028	400,000	419,813
3.234% , 10/23/2029	640,000	636,021
3.200% , 07/13/2031	400,000	393,396
		17,972,765
Total Foreign Government Sukuk
(Cost $22,769,050)		22,144,261

Total Investments in Securities - 98.1%
(Cost $43,682,205)		42,580,531
Other Assets in Excess of Liabilities - 1.9%		840,088
Total Net Assets - 100%		$43,420,619

LIBOR	London Interbank Offered Rate
(1)	Variable rate security; rate shown is the rate in effect on February 28, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

		Percentage
		of Total
Portfolio Diversification	Value	Investments
Cayman Islands	$23,643,002	55.53%
Indonesia	7,709,973	18.11
Jersey	3,199,649	7.51
Malaysia	2,809,298	6.60
Saudi Arabia	2,153,228	5.06
United Arab Emirates	1,874,027	4.40
Luxembourg	772,000	1.81
Hong Kong	419,354	0.98
Total	$42,580,531	100.00%

Summary of Fair Value Exposure at February 28, 2022 (Unaudited)

The SP Funds Dow Jones Global Sukuk ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Sukuk (1)	$–	$20,436,270	$–	$20,436,270
Foreign Government Sukuk (2)	-	22,144,261	-	22,144,261
Total Investments in Securities	$–	$42,580,531	$–	$42,580,531

(1) See Schedule of Investments for industry breakout.
(2) See Schedule of Investments for security type breakout.